SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Cost - Additional Information (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Contract cost
Amortization expenses of contract cost assets	¥ 19,466,548	¥ 18,085,480